Commission income (Tables)	12 Months Ended
Dec. 31, 2017
Commission income
Detail of fee and commission income

	Millions of euros
	2017	2016	2015
Collection and payment services:
Bills	368	295	271
Demand accounts	1,490	1,191	1,074
Cards	3,515	2,972	2,768
Orders	449	431	412
Cheques and other	154	133	134
	5,976	5,022	4,659
Marketing of non-banking financial products:
Investment funds	751	696	805
Pension funds	92	86	92
Insurance	2,517	2,428	2,350
	3,360	3,210	3,247
Securities services:
Securities underwriting and placement	374	282	252
Securities trading	302	287	303
Administration and custody	359	297	265
Asset management	251	201	222
	1,286	1,067	1,042
Other:
Foreign exchange	471	353	303
Financial guarantees	559	505	494
Commitment fees	283	286	314
Other fees and commissions	2,644	2,500	2,983
	3,957	3,644	4,094
	14,579	12,943	13,042